GOODWILL	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

12. GOODWILL

We record Goodwill associated with acquisitions of businesses when the purchase price of the business exceeds the fair value of the net tangible and intangible assets acquired. We review Goodwill for impairment on an annual basis in the fiscal fourth quarter or on an interim basis if an event occurs or circumstances change that indicate Goodwill may be impaired.

	Realty Crunch	Expetitle	LemonBrew	Total
Cost
Balance at December 31, 2022	602	8,393	1,267	10,262
Impairment	-	(723)	-	(723)
Adjustments	-	-	(546)	(546)
Balance at December 31, 2023	602	7,670	721	8,993
Impairment	-	-	-	-
Adjustments	-	-	-	-
Balance at September 30, 2024	602	7,670	721	8,993

	Realty Crunch	Expetitle	LemonBrew	Total
Accumulated Impairment Loss at December 31, 2022	—	—	—	—
Goodwill Impairment	—	723	—	723
Accumulated Impairment Loss at December 31, 2023	—	723	—	723
Goodwill Impairment	—	—	—	—
Accumulated Impairment Loss at September 30, 2024	—	723	—	723